Segment Information	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Segment Information
(4) Segment Information
Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Life creation and other businesses, which are based on Honda’s organizational structure and characteristics of products and services. Operating segments are defined as the components of Honda for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The accounting policies used for these reportable segments are consistent with the accounting policies used in the Company’s consolidated financial statements.
Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	Research and development Manufacturing Sales and related services

Automobile Business	Automobiles and relevant parts	Research and development Manufacturing Sales and related services

Financial Services Business	Financial services	Retail loan and lease related to Honda products Others

Life Creation and Other Businesses	Power products and relevant parts, and others	Research and development Manufacturing Sales and related services Others
(a) Segment Information
Segment information as of and for the years ended March 31, 2019, 2020 and 2021 is as follows:
As of and for the year ended March 31, 2019

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,100,155	¥11,072,117	¥2,365,355	¥350,990	¥15,888,617	¥—	¥15,888,617
Intersegment	—	215,647	14,687	26,266	256,600	(256,600)	—

Total	2,100,155	11,287,764	2,380,042	377,256	16,145,217	(256,600)	15,888,617

Segment profit (loss)	¥291,642	¥209,694	¥235,945	¥(10,911)	¥726,370	¥—	¥726,370

Share of profit of investments accounted for using the equity method	¥29,704	¥198,505	¥—	¥618	¥228,827	¥—	¥228,827
Segment assets	1,523,817	7,923,802	10,236,066	328,870	20,012,555	406,567	20,419,122
Investments accounted for using the equity method	88,494	619,091	—	5,454	713,039	—	713,039
Depreciation and amortization	66,680	603,124	784,683	14,198	1,468,685	—	1,468,685
Capital expenditures	74,024	525,419	2,041,735	16,074	2,657,252	—	2,657,252
Impairment losses on non-financial assets	1,404	32,674	12,716	14	46,808	—	46,808
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	34,720	—	34,720	—	34,720

As of and for the year ended March 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,059,335	¥9,959,080	¥2,586,965	¥325,629	¥14,931,009	¥—	¥14,931,009
Intersegment	—	235,558	13,972	25,025	274,555	(274,555)	—

Total	2,059,335	10,194,638	2,600,937	350,654	15,205,564	(274,555)	14,931,009

Segment profit (loss)	¥285,668	¥153,323	¥219,704	¥(25,058)	¥633,637	¥—	¥633,637

Share of profit of investments accounted for using the equity method	¥34,526	¥129,114	¥—	¥563	¥164,203	¥—	¥164,203
Segment assets	1,483,888	7,821,499	10,282,136	354,472	19,941,995	519,470	20,461,465
Investments accounted for using the equity method	83,144	566,582	—	5,749	655,475	—	655,475
Depreciation and amortization	67,512	555,153	823,996	14,742	1,461,403	—	1,461,403
Capital expenditures	93,871	498,260	2,248,597	17,611	2,858,339	—	2,858,339
Impairment losses on non-financial assets	345	57,817	36,039	15	94,216	—	94,216
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	56,894	—	56,894	—	56,894
As of and for the year ended March 31, 2021
	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,787,283	¥8,567,205	¥2,494,294	¥321,737	¥13,170,519	¥—	¥13,170,519
Intersegment	—	212,144	12,494	20,107	244,745	(244,745)	—

Total	1,787,283	8,779,349	2,506,788	341,844	13,415,264	(244,745)	13,170,519

Segment profit (loss)	¥224,608	¥90,255	¥356,980	¥(11,635)	¥660,208	¥—	¥660,208

Share of profit of investments accounted for using the equity method	¥18,164	¥254,079	¥—	¥491	¥272,734	¥—	¥272,734
Segment assets	1,555,057	8,643,109	10,832,645	374,169	21,404,980	516,050	21,921,030
Investments accounted for using the equity method	88,476	796,036	—	6,490	891,002	—	891,002
Depreciation and amortization	68,258	515,241	825,975	15,644	1,425,118	—	1,425,118
Capital expenditures	48,800	500,431	2,006,264	11,609	2,567,104	—	2,567,104
Impairment losses on non-financial assets	726	19,999	(16,319)	357	4,763	—	4,763
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	(5,038)	—	(5,038)	—	(5,038)

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2019, 2020 and 2021 amounted to ¥682,842 million, ¥787,022 million and ¥696,327 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2019, 2020 and 2021 are ¥247,194 million, ¥212,275 million and ¥272,076 million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2019, 2020 and 2021 are ¥32,565 million, ¥37,752 million and ¥28,420 million respectively. These are related to Automobile business and aircraft and aircraft engines, which are included in Life creation and other businesses.

7	Right-of-use assets are not included in Capital expenditures.
(b) Product or Service Groups Information
Sales revenue by product or service groups of Honda for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
	2019	2020	2021
Motorcycles and relevant parts	¥1,986,968	¥1,921,065	¥1,658,871
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	113,187	138,270	128,412
Automobiles and relevant parts	12,173,065	11,199,477	9,746,374
Financial services	1,264,407	1,346,568	1,315,125
Power products and relevant parts	266,012	243,251	257,237
Others	84,978	82,378	64,500

Total	¥15,888,617	¥14,931,009	¥13,170,519

(c) Geographical Information
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2019, 2020 and 2021 are as follows:
As of and for the year ended March 31, 2019

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,394,584	¥7,480,382	¥6,013,651	¥15,888,617
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,695,603	¥3,956,228	¥1,685,874	¥8,337,705
As of and for the year ended March 31, 2020

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,307,523	¥7,091,136	¥5,532,350	¥14,931,009
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,003,416	¥4,007,268	¥1,573,982	¥8,584,666

As of and for the year ended March 31, 2021

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,190,797	¥6,291,857	¥4,687,865	¥13,170,519
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,050,270	¥4,242,405	¥1,641,793	¥8,934,468
(d) Supplemental Geographical Information
In addition to the disclosure required by IFRS, Honda provides the following supplemental information for the financial statements users:
Supplemental geographical information based on the location of the Company and its subsidiaries
As of and for the year ended March 31, 2019

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,394,584	¥8,526,733	¥652,335	¥3,557,338	¥757,627	¥15,888,617	¥—	¥15,888,617
Inter-geographic areas	2,453,729	497,231	275,089	714,901	6,826	3,947,776	(3,947,776)	—

Total	4,848,313	9,023,964	927,424	4,272,239	764,453	19,836,393	(3,947,776)	15,888,617

Operating profit (loss)	¥10	¥299,750	¥(6,620)	¥404,220	¥22,616	¥719,976	¥6,394	¥726,370

Assets	¥4,546,640	¥11,418,194	¥694,606	¥3,024,357	¥621,259	¥20,305,056	¥114,066	¥20,419,122
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥2,695,603	¥4,740,675	¥65,500	¥691,211	¥144,716	¥8,337,705	¥—	¥8,337,705
As of and for the year ended March 31, 2020

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,307,523	¥8,167,345	¥561,856	¥3,207,470	¥686,815	¥14,931,009	¥—	¥14,931,009
Inter-geographic areas	2,115,411	389,474	210,713	652,231	6,825	3,374,654	(3,374,654)	—

Total	4,422,934	8,556,819	772,569	3,859,701	693,640	18,305,663	(3,374,654)	14,931,009

Operating profit (loss)	¥(28,162)	¥305,315	¥14,996	¥319,565	¥37,289	¥649,003	¥(15,366)	¥633,637

Assets	¥4,889,920	¥11,375,801	¥689,158	¥2,851,027	¥518,445	¥20,324,351	¥137,114	¥20,461,465
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,003,416	¥4,755,072	¥58,735	¥658,397	¥109,046	¥8,584,666	¥—	¥8,584,666

As of and for the year ended March 31, 2021

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,190,797	¥7,081,264	¥503,549	¥2,966,814	¥428,095	¥13,170,519	¥—	¥13,170,519
Inter-geographic areas	1,677,038	399,573	178,300	491,965	6,400	2,753,276	(2,753,276)	—

Total	3,867,835	7,480,837	681,849	3,458,779	434,495	15,923,795	(2,753,276)	13,170,519

Operating profit (loss)	¥(75,935)	¥455,888	¥27,460	¥251,886	¥(5,034)	¥654,265	¥5,943	¥660,208

Assets	¥5,295,475	¥12,209,455	¥677,066	¥3,267,417	¥482,918	¥21,932,331	¥(11,301)	¥21,921,030
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,050,270	¥5,039,085	¥60,790	¥666,795	¥117,528	¥8,934,468	¥—	¥8,934,468

Explanatory notes:

1.	Major countries in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, Belgium, Italy, France
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.
Operating profit (loss) of each geographical region is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs.

3.	Assets of each geographical region are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets.
4.	Sales revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.
Reconciling items include elimination of inter-geographic transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2019, 2020 and 2021 amounted to ¥682,842 million, ¥787,022 million and ¥696,327 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

(e) Others
Impact to Europe related to changes of the global automobile production network and capability
In February 2019, the Company announced making changes throughout the global automobile production network based on the direction to optimize production allocation and production capacity on a global basis. As a part of the changes, the Company announced mainly to begin consultation with employees in the direction toward discontinuing automobile production at its certain subsidiaries in Europe in 2021.
The Company and its certain subsidiaries recognized ¥68,092 million of losses including an impairment loss on property, plant and equipment, employee benefits and other expenses. Of the total loss and expenses, ¥56,590 million is included in cost of sales and ¥11,502 million is included in selling, general and administrative in the consolidated statement of income for the year ended March 31, 2019.